Schedule of Contract Provisions Related to Contractholder Funds (Detail)	12 Months Ended
	Dec. 31, 2017
Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Interest rate description	Interest rates used in establishing reserves range from 1.7% to 10.3%	[1]
Interest rate, low end	1.70%	[1]
Interest rate, high end	10.30%	[1]
Withdrawal/surrender charges	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract	[1]
Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Interest rate description	Interest rates credited range from 0% to 9.0% for immediate annuities and 1.0% to 5.0% for other fixed annuities
Withdrawal/surrender charges	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 12.4% of fixed annuities are subject to market value adjustment for discretionary withdrawals
Term of withdrawal/surrender charges	10 years
Percentage of fixed annuities subject to market value adjustment for discretionary withdrawals	12.40%
Fixed annuities | Immediate annuities
Policyholder Contract Deposits By Product [Line Items]
Interest rate, low end	0.00%
Interest rate, high end	9.00%
Fixed annuities | Other fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Interest rate, low end	1.00%
Interest rate, high end	5.00%
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Interest rate description	Interest rate Interest rates credited range from 0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.7% to 5.1% for all other products
Withdrawal/surrender charges	Withdrawal/surrender charges Either a percentage of account balance or dollar amount grading off generally over 20 years
Term of withdrawal/surrender charges	20 years
Minimum | Interest-sensitive life insurance | Equity-indexed life
Policyholder Contract Deposits By Product [Line Items]
Interest rate	0.00%
Minimum | Interest-sensitive life insurance | All other products
Policyholder Contract Deposits By Product [Line Items]
Interest rate	2.70%
Maximum | Interest-sensitive life insurance | Equity-indexed life
Policyholder Contract Deposits By Product [Line Items]
Interest rate	10.50%
Maximum | Interest-sensitive life insurance | All other products
Policyholder Contract Deposits By Product [Line Items]
Interest rate	5.10%

[1]	In 2006, the Company disposed of its variable annuity business through a reinsurance agreement with Prudential.